Cash, Cash Equivalents and Investments	6 Months Ended
Sep. 30, 2017
Cash And Cash Equivalents [Abstract]
Cash, Cash Equivalents and Investments

6. Cash, Cash Equivalents and Investments

The Company considers all highly liquid instruments purchased with an original maturity date of 90 days or less from the date of purchase to be cash equivalents. Cash and cash equivalents consist of cash on deposit with banks, amounts held in interest-bearing money market funds and investments with maturities of 90 days or less from the date of purchase. Cash equivalents are carried at cost, which approximates their fair market value. Investments not classified as cash equivalents are presented as either short-term or long-term investments based on both their stated maturities as well as the time period the Company intends to hold such securities. The Company determines the appropriate classification of investments at the time of purchase and reevaluates such designation at each balance sheet date. The Company adjusts the cost of investments for amortization of premiums and accretion of discounts to maturity. The Company includes such amortization and accretion in interest income.

The Company has classified all of its investments as of September 30, 2017, as available-for-sale pursuant to ASC 320, Investments – Debt and Equity Securities. The Company records available-for-sale securities at fair value, with unrealized gains and losses included in accumulated other comprehensive loss in shareholders’ equity. The Company includes interest and dividends on securities classified as available-for-sale in interest income. Realized gains and losses are recorded in the consolidated statements of operations and comprehensive loss based on the specific-identification method. There were no realized gains or losses on investments for the three and six months ended September 30, 2017 and 2016.

The Company reviews investments for other-than-temporary impairment whenever the fair value of an investment is less than its amortized cost and evidence indicates that an investment’s carrying amount is not recoverable within a reasonable period of time. Other-than-temporary impairments of investments are recognized in the consolidated statements of operations if the Company has experienced a credit loss, has the intent to sell the investment, or if it is more likely than not that the Company will be required to sell the investment before recovery of the amortized cost basis. Evidence considered in this assessment includes reasons for the impairment, compliance with the Company’s investment policy, the severity and the duration of the impairment and changes in value subsequent to the end of the period. The aggregate fair value of investments held by the Company in an unrealized loss position for less than twelve months as of September 30, 2017, was $43.2 million. As of September 30, 2017, the Company determined that no other-than-temporary impairments were required to be recognized in the consolidated statements of operations.

The following is a summary of cash, cash equivalents and investments as of September 30, 2017 and March 31, 2017:

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
September 30, 2017:
Cash and cash equivalents due in 90 days or less	$76,928	$—	$—	$76,928
Investments:
Non-U.S. government securities due in one year or less	9,503	7	(35)	9,475
Corporate securities due in one year or less	33,356	—	(150)	33,206
Corporate securities due in more than one year	3,502	—	(8)	3,494
Total investments	46,361	7	(193)	46,175
Total cash, cash equivalents and investments	$123,289	$7	$(193)	$123,103

	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2017:
Cash and cash equivalents due in 90 days or less	$51,319	$—	$—	$51,319
Investments:
U.S. treasury securities due in one year or less	3,501	5	—	3,506
Non-U.S. government securities due in one year or less	14,515	2	(23)	14,494
Corporate securities due in one year or less	42,460	2	(115)	42,347
Total investments	60,476	9	(138)	60,347
Total cash, cash equivalents and investments	$111,795	$9	$(138)	$111,666